As filed with the Securities and Exchange Commission on November 25, 2015

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 109	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 110	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

ROBERT I. FRENKEL, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 International Drive	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485(b)
☐	on , pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectus for QS Global Market Neutral Fund, which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 105 to the Registrant’s registration statement on November 12, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 109 under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 109 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 25th day of November, 2015.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ Jane E. Trust
Jane E. Trust
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated below on November 25, 2015:

Signature	Title

/s/ Arnold L. Lehman*	Chair and Trustee
Arnold L. Lehman

/s/ Ruby P. Hearn*	Trustee
Ruby P. Hearn

/s/ Robin J.W. Masters*	Trustee
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee
Robert M. Tarola

/s/ Jane E. Trust	President (Principal Executive
Jane E. Trust	Officer), Chief Executive Officer and Trustee

/s/ Richard F. Sennett	Principal Financial and
Richard F. Sennett	Accounting Officer

* By:	/s/ Richard F. Sennett
Richard F. Sennett

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

Each person whose signature appears below hereby constitutes and appoints Jane E. Trust, Richard F. Sennett, Robert I. Frenkel, Thomas C. Mandia, Rosemary Emmens, Barbara Allen, Yi Chia Kuo, Susan Lively, Robert M. Nelson, Arthur C. Delibert and Ndenisarya Bregasi, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, or any of them, may deem necessary, advisable or which may be required to enable Legg Mason Global Asset Management Trust (the “Trust”) to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust’s Registration Statement (Securities Act file No. 333-162441), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a Trustee and/or officer of the Trust, any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and with any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents, or any of them, shall do or cause to be done by virtue hereof.

All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.

This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

As to each of the undersigned, this Power of Attorney shall be valid from the date set forth below until revoked by such individual.

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

SIGNATURE	DATE

/s/ Ruby P. Hearn	June 1, 2015
Ruby P. Hearn

/s/ Arnold L. Lehman	June 1, 2015
Arnold L. Lehman

/s/ Robin J.W. Masters	June 1, 2015
Robin J.W. Masters

/s/ Jill E. McGovern	June 1, 2015
Jill E. McGovern

/s/ Arthur S. Mehlman	June 1, 2015
Arthur S. Mehlman

/s/ G. Peter O’Brien	June 1, 2015
G. Peter O’Brien

/s/ S. Ford Rowan	June 1, 2015
S. Ford Rowan

/s/ Robert M. Tarola	June 1, 2015
Robert M. Tarola

/s/ Jane E. Trust	June 1, 2015
Jane E. Trust

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase